Trading assets and liabilities (Detail 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative, Nominal Amount	$ 14,000	$ 14,600
Asset, Fair Value	0	0
Liability, Fair Value	52	72
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Nominal Amount	14,000	14,000
Asset, Fair Value	0	0
Liability, Fair Value	52	65
Cross Currency Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Nominal Amount	0	600
Asset, Fair Value	0	0
Liability, Fair Value	$ 0	$ 7